Other Comprehensive Income (Loss) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity USD ($)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity JPY (¥)	Mar. 31, 2010 Total Komatsu Ltd. shareholders' equity JPY (¥)	Mar. 31, 2009 Total Komatsu Ltd. shareholders' equity JPY (¥)
Each component of accumulated other comprehensive income (loss)
Foreign currency translation adjustments, Beginning Balance					$ (1,024,771)	¥ (85,056,000)	¥ (84,152,000)	¥ (34,457,000)
Foreign currency translation adjustments	(476,254)	(39,529,000)	993,000	(54,028,000)	(448,639)	(37,237,000)	(904,000)	(49,695,000)
Foreign currency translation adjustments, Ending Balance					(1,473,326)	(122,286,000)	(85,056,000)	(84,152,000)
Net unrealized holding gains on securities available for sale Net increase (decrease)	23,831	1,978,000	5,480,000	(16,086,000)	23,831	1,978,000	5,480,000	(16,090,000)
Net unrealized holding gains on securities available for sale, Beginning Balance					170,193	14,126,000	8,646,000	24,736,000
Net unrealized holding gains on securities available for sale, Ending Balance					194,024	16,104,000	14,126,000	8,646,000
Pension liability adjustments, Beginning Balance					(292,952)	(24,315,000)	(29,235,000)	(19,208,000)
Pension liability adjustments	(1,095)	(91,000)	4,922,000	(10,028,000)	(1,095)	(91,000)	4,920,000	(10,027,000)
Pension liability adjustments, Ending Balance					(294,047)	(24,406,000)	(24,315,000)	(29,235,000)
Net unrealized holding gains (losses) on derivative instruments, Beginning Balance					(4,687)	(389,000)	(1,003,000)	150,000
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)	(313)	(26,000)	1,339,000	(1,153,000)	(988)	(82,000)	614,000	(1,153,000)
Net unrealized holding gains (losses) on derivative instruments, Ending Balance					(5,675)	(471,000)	(389,000)	(1,003,000)
Total accumulated other comprehensive loss, Beginning Balance		(95,634,000)			(1,152,217)	(95,634,000)	(105,744,000)	(28,779,000)
Other comprehensive income (loss) for the year, net of tax					(426,807)	(35,425,000)	10,110,000	(76,965,000)
Total accumulated other comprehensive loss, Ending Balance	$ (1,579,024)	¥ (131,059,000)	¥ (95,634,000)		$ (1,579,024)	¥ 131,059,000	¥ (95,634,000)	¥ (105,744,000)